Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		3 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Dec. 07, 2021	Mar. 31, 2023	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering	$ 230,000,000
Total Transaction Costs in Connection	14,483,021
Underwriting discount	4,000,000
Other offering costs	$ 683,021
Cash		$ 35,371		$ 635,542	$ 140,302	$ 635,542
Term of restricted investments	185 days
Temporary equity redemption price per share		$ 10.2			$ 10.2
Proceeds from gross proceeds	$ 5,600,000
Deferred underwriting discount non current		$ 9,800,000			$ 9,800,000
Payment to acquire restricted investments	$ 234,600,000			$ 234,600,000
Restricted investment per unit	$ 10.2
Percentage of redeeming shares of public shares without the company's prior written consent			15.00%	15.00%
Percentage of public shares to be redeemed on non completion of business combination			100.00%		100.00%
Dissolution expense			$ 100,000		$ 100,000
Working capital		$ 253,386			$ 21,887
Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minimum public share price due to reductions in the value of the trust assets less taxes payable		$ 10.1			$ 10.1
Private Placement Warrants [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Class of warrants or rights warrants issued during the period units	560,000
Class of warrants or rights warrants issued issue price per warrant	$ 10
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Prospective assets of acquiree as a percentage of fair value of assets in the trust account		50.00%			50.00%
Minimum [Member] | Fair value Market Investement [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage		80.00%			80.00%
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share Price		$ 10			$ 10
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued		8,000,000			8,000,000
IPO [Member] | Public Share [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Per share price	$ 10
Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued	3,000,000	1,800,000			1,800,000
Share Price	$ 10	$ 0.6			$ 0.6
Over-Allotment Option [Member] | Sponsor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued	5,000,000
Class A Ordinary Shares [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from initial public offering					$ 230,000,000	$ 230,000,000
Temporary equity redemption price per share		$ 10.45		$ 10.2	$ 10.34	$ 10.2
Class A Ordinary Shares [Member] | IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued	23,000,000	23,000,000			23,000,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued		3,000,000			3,000,000